UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         Orinda, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     Orinda, CA     May 08, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $978,014 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED POWER TECHNOLOGY IN   COM              00761E108      418    28500 SH       SOLE                    28500        0        0
AMERICAN INTL GROUP INC        COM              026874107     4428    67000 SH       SOLE                    67000        0        0
BEA SYS INC                    NOTE  4.000%12/1 073325AD4     1189  1200000 PRN      SOLE                  1200000        0        0
BED BATH & BEYOND INC          COM              075896100    64580  1681766 SH       SOLE                  1681766        0        0
CARDINAL HEALTH INC            COM              14149Y108    60998   818547 SH       SOLE                   818547        0        0
CBS CORP NEW                   CL B             124857202    25538  1064991 SH       SOLE                  1064991        0        0
CHEVRON CORP NEW               COM              166764100      301     5200 SH       SOLE                     5200        0        0
CHIRON CORP                    DBCV  1.625% 8/0 170040AG4     2438  2485000 PRN      SOLE                  2485000        0        0
CITADEL BROADCASTING CORP      COM              17285T106    19525  1760575 SH       SOLE                  1760575        0        0
CITADEL BROADCASTING CORP      NOTE  1.875% 2/1 17285TAB2      826  1000000 PRN      SOLE                  1000000        0        0
CLOROX CO DEL                  COM              189054109    83362  1392857 SH       SOLE                  1392857        0        0
COX RADIO INC                  CL A             224051102    18469  1376220 SH       SOLE                  1376220        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      211     5000 SH       SOLE                     5000        0        0
EXXON MOBIL CORP               COM              30231G102      225     3696 SH       SOLE                     3696        0        0
GENERAL ELECTRIC CO            COM              369604103      343     9850 SH       SOLE                     9850        0        0
IVILLAGE INC                   COM              46588H105      420    50000 SH       SOLE                    50000        0        0
LSI LOGIC CORP                 NOTE  4.000%11/0 502161AG7     2054  2075000 PRN      SOLE                  2075000        0        0
MICROSOFT CORP                 COM              594918104    84763  3115135 SH       SOLE                  3115135        0        0
NIKE INC                       CL B             654106103    80594   947050 SH       SOLE                   947050        0        0
NORTH FORK BANCORPORATION NY   COM              659424105      591    20513 SH       SOLE                    20513        0        0
PAYCHEX INC                    COM              704326107   132107  3171075 SH       SOLE                  3171075        0        0
PROGRESSIVE CORP OHIO          COM              743315103    92203   884360 SH       SOLE                   884360        0        0
SEALED AIR CORP NEW            COM              81211K100    61031  1054625 SH       SOLE                  1054625        0        0
STRYKER CORP                   COM              863667101    31865   718650 SH       SOLE                   718650        0        0
US BANCORP DEL                 COM NEW          902973304      305     9993 SH       SOLE                     9993        0        0
VERITAS SOFTWARE CO            NOTE  0.250% 8/0 923436AD1      980  1000000 PRN      SOLE                  1000000        0        0
VIACOM INC CLASS B             CLB              925524308    41514  1067191 SH       SOLE                  1067191        0        0
WATERS CORP                    COM              941848103    72974  1691175 SH       SOLE                  1691175        0        0
WELLS FARGO & CO NEW           COM              949746101    93762  1468018 SH       SOLE                  1468018        0        0